CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 29,295	$ 29,023
Bank deposits	17	10,349
Financial assets at fair value through profit or loss	481	8,500
Trade receivables	28,655	1,216
Prepaid expenses and other receivables	5,521	2,244
Inventory	6,526	1,882
Total current assets	70,495	53,214
NON-CURRENT ASSETS:
Restricted cash	16,164	152
Fixed assets	511	228
Right-of-use assets	5,192	3,578
Intangible assets	87,879	16,927
Total non-current assets	109,746	20,885
TOTAL ASSETS	180,241	74,099
CURRENT LIABILITIES:
Accounts payable	11,553	4,184
Lease liabilities	1,710	834
Allowance for deductions from revenue	18,343	1,267
Accrued expenses and other current liabilities	24,082	4,331
Payable in respect of intangible asset purchase	17,547
Total current liabilities	73,235	10,616
NON-CURRENT LIABILITIES:
Borrowing	81,386
Payable in respect of intangible assets purchase	7,199
Lease liabilities	3,807	2,981
Royalty obligation	750	500
Total non-current liabilities	93,142	3,481
TOTAL LIABILITIES	166,377	14,097
EQUITY:
Ordinary shares	1,054	962
Additional paid-in capital	293,144	267,403
Accumulated deficit	(280,334)	(208,363)
TOTAL EQUITY	13,864	60,002
TOTAL LIABILITIES AND EQUITY	$ 180,241	$ 74,099